SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION [Abstract]
Summary of transaction involving stock options
The following table summarizes the transactions involving the Company’s stock option plans:

(in thousands except exercise price and life)	Options	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	207	$22.36	3.1	$3,222
Exercised	(66)	22.38
Outstanding at December 31, 2012	141	22.35	2.7	1,859
Exercised	(48)	21.00
Outstanding at December 31, 2013	93	23.04	2.2	2,374
Exercised	(27)	21.92
Outstanding at December 31, 2014	66	$23.49	1.7	$2,438
Exercisable at December 31, 2014	66	$23.49	1.7	$2,438

Summary of information concerning outstanding and exercisable stock options
The following table summarizes information concerning outstanding and exercisable stock options at December 31, 2014:

	Range of Exercise Price
(in thousands except life and exercise price)	$18.57-23.08	$23.09-26.11	$26.12-30.07
Options outstanding	25	20	21
Weighted average remaining contractual life, in years	1.1	1.3	2.8
Weighted average exercise price	$19.34	$23.86	$28.16
Options exercisable	25	20	21
Weighted average exercise price	$19.34	$23.86	$28.16

Summary of nonvested stock and performance unit activity
The following table summarizes the non-vested stock and performance stock unit activity:

(in thousands except fair value)	Shares	Grant Date Weighted Average Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2011	400	$31.42	$15,142
Granted	293	36.09
Vested	(314)	33.59
Cancelled	(40)	33.41
Outstanding at December 31, 2012	339	33.22	12,046
Granted	262	46.14
Vested	(94)	40.57
Cancelled	(10)	42.22
Outstanding at December 31, 2013	497	38.46	24,095
Granted	171	55.21
Vested	(40)	27.15
Cancelled	(24)	40.84
Outstanding at December 31, 2014	604	$43.84	$36,454